Offerings - Offering: 1	Jul. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock	[1],[2]
Amount Registered | shares	135,584,183	[3]
Proposed Maximum Offering Price per Unit	8.86	[4]
Maximum Aggregate Offering Price	$ 1,201,275,861.38
Fee Rate	0.01476%
Amount of Registration Fee	$ 177,308.32	[5]
Offering Note
(1)
Following the effectiveness of this registration statement, Perimeter Solutions, SA (“Perimeter Luxembourg”) intends, subject to the approval of the Perimeter Luxembourg shareholders, to convert (the “Redomiciliation Transaction”) Perimeter Luxembourg into a corporation incorporated under the laws of the State of Delaware, after which, Perimeter Luxembourg will continue as an entity under the name “Perimeter Solutions, Inc.” (“Perimeter Delaware”). All securities being registered will be issued by Perimeter Delaware following the Redomiciliation Transaction.

(2)
Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(3)
The number of shares of Common Stock of Perimeter Delaware being registered represents the number of publicly traded Ordinary Shares of Perimeter Luxembourg as of the date of the initial filing of this registration statement, all of which publicly traded shares will automatically convert by operation of law on a one-for-one
basis into shares of Common Stock of Perimeter Delaware in connection with the Redomiciliation Transaction.

(4)
Pursuant to Rules 457(c) and 457(f)(1) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $8.86, which is the average of the high 9.03 and low $8.69 prices of Ordinary Shares of Perimeter Luxembourg on The New York Stock Exchange on July 25, 2024 (such date being within five business days of the date that this registration statement was first filed with the SEC).

(5)	Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001476.

[1]	Following the effectiveness of this registration statement, Perimeter Solutions, SA (“Perimeter Luxembourg”) intends, subject to the approval of the Perimeter Luxembourg shareholders, to convert (the “Redomiciliation Transaction”) Perimeter Luxembourg into a corporation incorporated under the laws of the State of Delaware, after which, Perimeter Luxembourg will continue as an entity under the name “Perimeter Solutions, Inc.” (“Perimeter Delaware”). All securities being registered will be issued by Perimeter Delaware following the Redomiciliation Transaction.
[2]	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
[3]	The number of shares of Common Stock of Perimeter Delaware being registered represents the number of publicly traded Ordinary Shares of Perimeter Luxembourg as of the date of the initial filing of this registration statement, all of which publicly traded shares will automatically convert by operation of law on a one-for-one basis into shares of Common Stock of Perimeter Delaware in connection with the Redomiciliation Transaction.
[4]	Pursuant to Rules 457(c) and 457(f)(1) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $8.86, which is the average of the high 9.03 and low $8.69 prices of Ordinary Shares of Perimeter Luxembourg on The New York Stock Exchange on July 25, 2024 (such date being within five business days of the date that this registration statement was first filed with the SEC).
[5]	Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001476.